Other non-current assets	12 Months Ended
Dec. 31, 2019
Other non-current assets.
Other non-current assets

(17) Other non-current assets

Other non-current assets consist of the following:

	December 31,
	2019	2018	2017
Advances for purchase of property, plant and equipment	$495,015	326,676	331,691
Investments in life insurance (note 3 (l))	65,545	66,177	64,629
Security deposits	21,545	20,745	16,796
Other long-term receivable	173,488	171,222	162,337
Intangible assets in process	2,841	26,898	11,506
Other	51,614	54,024	56,047
Total non-current assets	$810,048	665,742	643,006